RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Details ) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Beginning Balance
Ending Balance	133,984
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Net book value		$ 133,984
Right-of-use assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Additions	144,702
Ending Balance	144,702
Right-of-use assets [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Additions	10,718
Ending Balance	$ 10,718